Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 34.9% of Net Assets
	Aerospace & Defense — 0.8%
84	AAR Corp.(a)	$5,808
255	Boeing Co.(a)	42,799
75	General Electric Co.	12,136
16	L3Harris Technologies, Inc.	3,425
14	Lockheed Martin Corp.	6,509
33	Moog, Inc., Class A	5,249
6	Northrop Grumman Corp.	2,910
51	RTX Corp.	5,178
		84,014
	Air Freight & Logistics — 0.2%
110	Expeditors International of Washington, Inc.	12,244
11	FedEx Corp.	2,880
69	GXO Logistics, Inc.(a)	3,426
33	United Parcel Service, Inc., Class B	4,867
		23,417
	Automobile Components — 0.4%
15	Aptiv PLC(a)	1,065
335	BorgWarner, Inc.	10,978
240	Dana, Inc.	2,983
213	Magna International, Inc.	10,181
256	Mobileye Global, Inc., Class A(a)	7,053
60	Visteon Corp.(a)	6,638
		38,898
	Automobiles — 0.9%
715	General Motors Co.	31,839
284	Tesla, Inc.(a)	52,051
33	Thor Industries, Inc.	3,281
		87,171
	Banks — 2.0%
135	Ameris Bancorp	6,410
347	Banc of California, Inc.	4,750
829	Bank of America Corp.	30,681
490	Citigroup, Inc.	30,052
52	Citizens Financial Group, Inc.	1,774
76	East West Bancorp, Inc.	5,661
9	First Citizens BancShares, Inc., Class A	15,181
244	First Financial Bancorp	5,395
629	FNB Corp.	8,391
405	Fulton Financial Corp.	6,703
137	International Bancshares Corp.	7,624
121	JPMorgan Chase & Co.	23,200
37	PNC Financial Services Group, Inc.	5,671
76	Regions Financial Corp.	1,464
388	Truist Financial Corp.	14,569
82	U.S. Bancorp	3,332
134	Webster Financial Corp.	5,873
437	Wells Fargo & Co.	25,923
		202,654
	Beverages — 0.6%
24	Boston Beer Co., Inc., Class A(a)	6,682
157	Coca-Cola Co.	9,698
71	Keurig Dr Pepper, Inc.	2,393
558	Monster Beverage Corp.(a)	29,825
55	PepsiCo, Inc.	9,675
		58,273
	Biotechnology — 0.7%
55	AbbVie, Inc.	8,945
99	Alnylam Pharmaceuticals, Inc.(a)	14,251
15	Amgen, Inc.	4,109
Shares	Description	Value (†)
	Biotechnology — continued
112	CRISPR Therapeutics AG(a)	$5,935
77	Gilead Sciences, Inc.	5,021
73	Halozyme Therapeutics, Inc.(a)	2,781
28	Incyte Corp.(a)	1,457
38	Neurocrine Biosciences, Inc.(a)	5,227
25	Regeneron Pharmaceuticals, Inc.(a)	22,267
12	United Therapeutics Corp.(a)	2,812
4	Vertex Pharmaceuticals, Inc.(a)	1,571
		74,376
	Broadline Retail — 0.9%
90	Alibaba Group Holding Ltd., ADR	6,736
433	Amazon.com, Inc.(a)	75,775
183	eBay, Inc.	9,432
		91,943
	Building Products — 0.5%
17	Carlisle Cos., Inc.	6,600
39	Carrier Global Corp.	2,398
133	Fortune Brands Innovations, Inc.	9,722
13	Lennox International, Inc.	6,025
164	Masco Corp.	11,226
42	Owens Corning	7,065
46	Trex Co., Inc.(a)	4,073
		47,109
	Capital Markets — 2.0%
361	Bank of New York Mellon Corp.	20,393
16	BlackRock, Inc.	12,074
26	Cboe Global Markets, Inc.	4,710
393	Charles Schwab Corp.	29,062
33	CME Group, Inc.	6,918
27	FactSet Research Systems, Inc.	11,256
41	Goldman Sachs Group, Inc.	17,495
209	Intercontinental Exchange, Inc.	26,911
118	Janus Henderson Group PLC	3,684
136	KKR & Co., Inc.	12,658
18	Moody's Corp.	6,666
39	Morgan Stanley	3,543
23	MSCI, Inc.	10,713
15	Northern Trust Corp.	1,236
17	S&P Global, Inc.	7,069
171	SEI Investments Co.	11,277
228	State Street Corp.	16,528
14	T. Rowe Price Group, Inc.	1,534
22	Virtus Investment Partners, Inc.	4,825
		208,552
	Chemicals — 0.6%
5	Air Products & Chemicals, Inc.	1,182
62	Celanese Corp.	9,524
347	Corteva, Inc.	18,783
21	DuPont de Nemours, Inc.	1,522
25	Ecolab, Inc.	5,654
59	HB Fuller Co.	4,408
44	Innospec, Inc.	5,280
21	Linde PLC	9,260
50	Minerals Technologies, Inc.	3,644
7	Sherwin-Williams Co.	2,097
31	Stepan Co.	2,573
		63,927
	Commercial Services & Supplies — 0.1%
30	MSA Safety, Inc.	5,412
11	Waste Management, Inc.	2,288
		7,700

Shares	Description	Value (†)
	Communications Equipment — 0.2%
76	Ciena Corp.(a)	$3,513
149	Cisco Systems, Inc.	7,000
21	F5, Inc.(a)	3,472
7	Motorola Solutions, Inc.	2,374
		16,359
	Construction & Engineering — 0.1%
89	AECOM	8,220
21	Comfort Systems USA, Inc.	6,498
		14,718
	Construction Materials — 0.1%
8	Martin Marietta Materials, Inc.	4,696
20	Vulcan Materials Co.	5,153
		9,849
	Consumer Finance — 0.7%
666	Ally Financial, Inc.	25,541
94	American Express Co.	21,999
173	Capital One Financial Corp.	24,813
47	Synchrony Financial	2,067
		74,420
	Consumer Staples Distribution & Retail — 0.7%
62	BJ's Wholesale Club Holdings, Inc.(a)	4,630
13	Casey's General Stores, Inc.	4,155
14	Costco Wholesale Corp.	10,121
625	Kroger Co.	34,612
76	Sprouts Farmers Market, Inc.(a)	5,018
12	Target Corp.	1,932
204	Walmart, Inc.	12,107
		72,575
	Containers & Packaging — 0.1%
18	Ball Corp.	1,252
64	Crown Holdings, Inc.	5,253
103	Sonoco Products Co.	5,773
		12,278
	Distributors — 0.0%
15	Genuine Parts Co.	2,358
	Diversified Consumer Services — 0.1%
37	Grand Canyon Education, Inc.(a)	4,811
77	Service Corp. International	5,521
		10,332
	Diversified REITs — 0.0%
185	American Assets Trust, Inc.	3,950
	Diversified Telecommunication Services — 0.2%
472	AT&T, Inc.	7,972
131	Iridium Communications, Inc.	4,034
247	Verizon Communications, Inc.	9,754
		21,760
	Electric Utilities — 0.3%
107	Alliant Energy Corp.	5,329
88	Evergy, Inc.	4,616
68	Eversource Energy	4,122
54	Exelon Corp.	2,029
59	FirstEnergy Corp.	2,262
43	IDACORP, Inc.	4,076
125	PPL Corp.	3,432
61	Xcel Energy, Inc.	3,277
		29,143
	Electrical Equipment — 0.3%
26	Eaton Corp. PLC	8,275
54	Emerson Electric Co.	5,820
19	GE Vernova, Inc.(a)	2,921
Shares	Description	Value (†)
	Electrical Equipment — continued
91	nVent Electric PLC	$6,558
33	Regal Rexnord Corp.	5,325
		28,899
	Electronic Equipment, Instruments & Components — 0.4%
46	Advanced Energy Industries, Inc.	4,409
44	Amphenol Corp., Class A	5,314
101	Avnet, Inc.	4,936
84	Cognex Corp.	3,489
22	Corning, Inc.	734
258	Knowles Corp.(a)	4,084
16	Littelfuse, Inc.	3,690
78	TE Connectivity Ltd.	11,036
5	Teledyne Technologies, Inc.(a)	1,907
5	Zebra Technologies Corp., Class A(a)	1,573
		41,172
	Energy Equipment & Services — 0.1%
136	ChampionX Corp.	4,565
293	NOV, Inc.	5,418
66	Schlumberger NV	3,134
		13,117
	Entertainment — 1.0%
26	Electronic Arts, Inc.	3,297
77	Netflix, Inc.(a)	42,399
13	Take-Two Interactive Software, Inc.(a)	1,857
370	Walt Disney Co.	41,107
1,447	Warner Bros Discovery, Inc.(a)	10,650
		99,310
	Financial Services — 1.3%
133	Block, Inc.(a)	9,709
154	Fiserv, Inc.(a)	23,511
75	Global Payments, Inc.	9,208
10	Jack Henry & Associates, Inc.	1,627
19	Mastercard, Inc., Class A	8,573
329	MGIC Investment Corp.	6,672
169	PayPal Holdings, Inc.(a)	11,478
185	Visa, Inc., Class A	49,693
97	Voya Financial, Inc.	6,611
22	WEX, Inc.(a)	4,648
		131,730
	Food Products — 0.4%
51	Campbell Soup Co.	2,331
60	Darling Ingredients, Inc.(a)	2,542
91	General Mills, Inc.	6,412
15	Hershey Co.	2,909
40	Ingredion, Inc.	4,584
58	Kellanova	3,356
181	Kraft Heinz Co.	6,988
38	McCormick & Co., Inc.	2,890
101	Mondelez International, Inc., Class A	7,266
		39,278
	Gas Utilities — 0.1%
34	Atmos Energy Corp.	4,008
116	New Jersey Resources Corp.	5,068
84	ONE Gas, Inc.	5,420
		14,496
	Ground Transportation — 0.2%
143	CSX Corp.	4,750
21	Norfolk Southern Corp.	4,837
31	Ryder System, Inc.	3,777
8	Saia, Inc.(a)	3,175

Shares	Description	Value (†)
	Ground Transportation — continued
31	Uber Technologies, Inc.(a)	$2,054
13	Union Pacific Corp.	3,083
36	XPO, Inc.(a)	3,869
		25,545
	Health Care Equipment & Supplies — 0.6%
77	Abbott Laboratories	8,160
5	Align Technology, Inc.(a)	1,412
258	Baxter International, Inc.	10,416
20	Becton Dickinson & Co.	4,692
23	Edwards Lifesciences Corp.(a)	1,947
10	GE HealthCare Technologies, Inc.	762
36	Intuitive Surgical, Inc.(a)	13,342
55	LeMaitre Vascular, Inc.	3,564
70	Medtronic PLC	5,617
63	Merit Medical Systems, Inc.(a)	4,668
15	Penumbra, Inc.(a)	2,947
12	Shockwave Medical, Inc.(a)	3,962
4	Solventum Corp.(a)	260
9	Stryker Corp.	3,029
		64,778
	Health Care Providers & Services — 0.9%
65	Acadia Healthcare Co., Inc.(a)	4,806
32	Cardinal Health, Inc.	3,297
295	Centene Corp.(a)	21,553
10	Chemed Corp.	5,680
19	Cigna Group	6,784
210	CVS Health Corp.	14,219
13	Elevance Health, Inc.	6,872
6	HCA Healthcare, Inc.	1,859
47	HealthEquity, Inc.(a)	3,709
33	Henry Schein, Inc.(a)	2,286
3	Humana, Inc.	906
8	Laboratory Corp. of America Holdings	1,611
5	McKesson Corp.	2,686
117	Select Medical Holdings Corp.	3,319
28	UnitedHealth Group, Inc.	13,544
		93,131
	Health Care Technology — 0.2%
416	Doximity, Inc., Class A(a)	10,105
74	Veeva Systems, Inc., Class A(a)	14,693
		24,798
	Hotel & Resort REITs — 0.0%
80	Host Hotels & Resorts, Inc.	1,510
	Hotels, Restaurants & Leisure — 0.7%
126	Aramark	3,970
1	Booking Holdings, Inc.	3,452
1	Chipotle Mexican Grill, Inc.(a)	3,160
44	Marriott Vacations Worldwide Corp.	4,229
29	McDonald's Corp.	7,918
202	Starbucks Corp.	17,875
105	Travel & Leisure Co.	4,572
16	Wingstop, Inc.	6,157
185	Yum China Holdings, Inc.	6,754
78	Yum! Brands, Inc.	11,017
		69,104
	Household Durables — 0.2%
98	KB Home	6,346
38	Meritage Homes Corp.	6,298
Shares	Description	Value (†)
	Household Durables — continued
37	PulteGroup, Inc.	$4,123
101	Taylor Morrison Home Corp.(a)	5,657
		22,424
	Household Products — 0.3%
62	Church & Dwight Co., Inc.	6,689
24	Colgate-Palmolive Co.	2,206
148	Energizer Holdings, Inc.	4,251
111	Procter & Gamble Co.	18,115
		31,261
	Independent Power & Renewable Electricity Producers — 0.1%
154	AES Corp.	2,757
307	Clearway Energy, Inc., Class A	6,665
		9,422
	Industrial Conglomerates — 0.1%
17	3M Co.	1,641
46	Honeywell International, Inc.	8,865
		10,506
	Industrial REITs — 0.1%
28	Prologis, Inc.	2,857
145	Rexford Industrial Realty, Inc.	6,208
		9,065
	Insurance — 1.2%
14	Allstate Corp.	2,381
298	American International Group, Inc.	22,442
44	Arch Capital Group Ltd.(a)	4,116
24	Arthur J Gallagher & Co.	5,633
15	Assurant, Inc.	2,616
92	Assured Guaranty Ltd.	7,056
19	Chubb Ltd.	4,724
74	First American Financial Corp.	3,964
42	Hanover Insurance Group, Inc.	5,453
44	Hartford Financial Services Group, Inc.	4,263
18	Marsh & McLennan Cos., Inc.	3,590
33	Prudential Financial, Inc.	3,646
94	Reinsurance Group of America, Inc.	17,577
61	Selective Insurance Group, Inc.	6,201
33	Travelers Cos., Inc.	7,001
79	Willis Towers Watson PLC	19,840
		120,503
	Interactive Media & Services — 1.7%
291	Alphabet, Inc., Class A(a)	47,369
395	Alphabet, Inc., Class C(a)	65,033
135	Meta Platforms, Inc., Class A	58,073
115	Yelp, Inc.(a)	4,628
127	ZoomInfo Technologies, Inc.(a)	2,014
		177,117
	IT Services — 0.4%
22	Accenture PLC, Class A	6,620
69	Cognizant Technology Solutions Corp., Class A	4,532
52	GoDaddy, Inc., Class A(a)	6,364
49	International Business Machines Corp.	8,144
180	Shopify, Inc., Class A(a)	12,636
		38,296
	Leisure Products — 0.1%
225	Mattel, Inc.(a)	4,122
53	YETI Holdings, Inc.(a)	1,893
		6,015

Shares	Description	Value (†)
	Life Sciences Tools & Services — 0.6%
14	Agilent Technologies, Inc.	$1,919
48	Danaher Corp.	11,838
82	Illumina, Inc.(a)	10,090
102	IQVIA Holdings, Inc.(a)	23,640
22	Repligen Corp.(a)	3,612
15	Thermo Fisher Scientific, Inc.	8,531
		59,630
	Machinery — 0.9%
33	AGCO Corp.	3,768
10	Caterpillar, Inc.	3,346
18	Chart Industries, Inc.(a)	2,593
4	Cummins, Inc.	1,130
77	Deere & Co.	30,139
26	Dover Corp.	4,662
41	Fortive Corp.	3,086
98	Graco, Inc.	7,860
9	Illinois Tool Works, Inc.	2,197
68	ITT, Inc.	8,795
41	Oshkosh Corp.	4,603
7	Parker-Hannifin Corp.	3,814
48	SPX Technologies, Inc.(a)	5,847
71	Terex Corp.	3,979
63	Toro Co.	5,518
		91,337
	Media — 0.5%
66	Charter Communications, Inc., Class A(a)	16,892
500	Comcast Corp., Class A	19,055
138	Interpublic Group of Cos., Inc.	4,201
87	Liberty Broadband Corp., Class C(a)	4,326
59	Omnicom Group, Inc.	5,478
		49,952
	Metals & Mining — 0.2%
97	Alcoa Corp.	3,409
243	Cleveland-Cliffs, Inc.(a)	4,107
71	Commercial Metals Co.	3,815
65	Newmont Corp.	2,642
21	Reliance, Inc.	5,979
90	U.S. Steel Corp.	3,285
		23,237
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
414	Annaly Capital Management, Inc.	7,759
208	KKR Real Estate Finance Trust, Inc.	1,957
		9,716
	Multi-Utilities — 0.1%
50	Consolidated Edison, Inc.	4,720
20	DTE Energy Co.	2,206
15	WEC Energy Group, Inc.	1,240
		8,166
	Office REITs — 0.3%
257	COPT Defense Properties	6,160
183	Douglas Emmett, Inc.	2,509
673	Easterly Government Properties, Inc.	7,867
218	Highwoods Properties, Inc.	5,712
157	Kilroy Realty Corp.	5,307
		27,555
	Oil, Gas & Consumable Fuels — 1.7%
357	Antero Midstream Corp.	4,941
95	Antero Resources Corp.(a)	3,231
541	APA Corp.	17,009
78	Chevron Corp.	12,579
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
169	CNX Resources Corp.(a)	$3,975
231	ConocoPhillips	29,018
67	Devon Energy Corp.	3,429
11	Diamondback Energy, Inc.	2,212
192	EOG Resources, Inc.	25,369
170	Exxon Mobil Corp.	20,106
16	Hess Corp.	2,520
71	HF Sinclair Corp.	3,852
250	Kinder Morgan, Inc.	4,570
42	ONEOK, Inc.	3,323
111	Ovintiv, Inc.	5,696
152	Phillips 66	21,768
124	Range Resources Corp.	4,453
486	Southwestern Energy Co.(a)	3,640
17	Valero Energy Corp.	2,718
83	Williams Cos., Inc.	3,184
		177,593
	Passenger Airlines — 0.2%
433	Delta Air Lines, Inc.	21,680
	Personal Care Products — 0.2%
24	elf Beauty, Inc.(a)	3,901
7	Estee Lauder Cos., Inc., Class A	1,027
591	Kenvue, Inc.	11,122
		16,050
	Pharmaceuticals — 0.9%
128	Bristol-Myers Squibb Co.	5,624
12	Eli Lilly & Co.	9,373
29	Jazz Pharmaceuticals PLC(a)	3,212
115	Johnson & Johnson	16,628
102	Merck & Co., Inc.	13,181
70	Novartis AG, ADR	6,799
140	Novo Nordisk AS, ADR	17,963
71	Perrigo Co. PLC	2,319
266	Pfizer, Inc.	6,815
209	Roche Holding AG, ADR	6,232
32	Zoetis, Inc.	5,096
		93,242
	Professional Services — 0.2%
9	Automatic Data Processing, Inc.	2,177
12	Equifax, Inc.	2,642
91	Exponent, Inc.	8,364
60	Korn Ferry	3,643
23	Leidos Holdings, Inc.	3,225
12	Paychex, Inc.	1,426
23	Paylocity Holding Corp.(a)	3,569
		25,046
	Real Estate Management & Development — 0.3%
244	CBRE Group, Inc., Class A(a)	21,201
29	Jones Lang LaSalle, Inc.(a)	5,240
		26,441
	Residential REITs — 0.1%
16	AvalonBay Communities, Inc.	3,033
26	Camden Property Trust	2,592
		5,625
	Retail REITs — 0.2%
406	Brixmor Property Group, Inc.	8,973
144	NNN REIT, Inc.	5,836
13	Simon Property Group, Inc.	1,827
		16,636

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 2.0%
29	Advanced Micro Devices, Inc.(a)	$4,593
32	Analog Devices, Inc.	6,420
18	Applied Materials, Inc.	3,576
178	ARM Holdings PLC, ADR(a)	18,015
7	Broadcom, Inc.	9,102
202	Intel Corp.	6,155
62	Lattice Semiconductor Corp.(a)	4,253
33	Micron Technology, Inc.	3,728
68	MKS Instruments, Inc.	8,091
113	NVIDIA Corp.	97,634
23	Onto Innovation, Inc.(a)	4,266
22	Qorvo, Inc.(a)	2,570
119	QUALCOMM, Inc.	19,736
24	Silicon Laboratories, Inc.(a)	2,916
38	Synaptics, Inc.(a)	3,418
37	Texas Instruments, Inc.	6,528
		201,001
	Software — 2.4%
8	Adobe, Inc.(a)	3,703
6	ANSYS, Inc.(a)	1,949
114	Autodesk, Inc.(a)	24,265
10	Cadence Design Systems, Inc.(a)	2,756
85	Dynatrace, Inc.(a)	3,851
6	Intuit, Inc.	3,754
26	Manhattan Associates, Inc.(a)	5,358
181	Microsoft Corp.	70,469
383	Oracle Corp.	43,566
8	Palo Alto Networks, Inc.(a)	2,327
15	PTC, Inc.(a)	2,662
22	Qualys, Inc.(a)	3,606
15	Roper Technologies, Inc.	7,672
135	Salesforce, Inc.	36,307
6	ServiceNow, Inc.(a)	4,160
20	SPS Commerce, Inc.(a)	3,477
7	Synopsys, Inc.(a)	3,714
7	Tyler Technologies, Inc.(a)	3,231
69	Workday, Inc., Class A(a)	16,886
		243,713
	Specialized REITs — 0.1%
8	American Tower Corp.	1,373
15	Crown Castle, Inc.	1,407
10	Digital Realty Trust, Inc.	1,388
2	Equinix, Inc.	1,422
44	Weyerhaeuser Co.	1,327
		6,917
	Specialty Retail — 0.5%
28	Abercrombie & Fitch Co., Class A(a)	3,403
14	Asbury Automotive Group, Inc.(a)	2,943
23	Burlington Stores, Inc.(a)	4,139
20	Dick's Sporting Goods, Inc.	4,019
22	Five Below, Inc.(a)	3,219
42	Floor & Decor Holdings, Inc., Class A(a)	4,634
28	Home Depot, Inc.	9,358
14	Lithia Motors, Inc.	3,561
17	Lowe's Cos., Inc.	3,876
18	Ross Stores, Inc.	2,332
77	TJX Cos., Inc.	7,245
21	Williams-Sonoma, Inc.	6,022
		54,751
	Technology Hardware, Storage & Peripherals — 0.4%
209	Apple, Inc.	35,599
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
82	Hewlett Packard Enterprise Co.	$1,394
53	HP, Inc.	1,489
24	NetApp, Inc.	2,453
		40,935
	Textiles, Apparel & Luxury Goods — 0.2%
27	Crocs, Inc.(a)	3,358
3	Deckers Outdoor Corp.(a)	2,455
39	PVH Corp.	4,243
10	Ralph Lauren Corp.	1,636
683	Under Armour, Inc., Class A(a)	4,597
417	Under Armour, Inc., Class C(a)	2,719
		19,008
	Trading Companies & Distributors — 0.1%
30	GATX Corp.	3,671
17	Watsco, Inc.	7,611
		11,282
	Water Utilities — 0.1%
47	American States Water Co.	3,330
13	American Water Works Co., Inc.	1,590
100	Essential Utilities, Inc.	3,658
		8,578
	Total Common Stocks (Identified Cost $3,257,210)	3,565,344

Principal Amount
Bonds and Notes — 19.0%
	Apartment REITs — 0.1%
$9,000	Essex Portfolio LP, 3.000%, 1/15/2030	7,796
	Automotive — 0.5%
20,000	Cummins, Inc., 5.150%, 2/20/2034	19,635
19,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	18,380
8,000	Lear Corp., 4.250%, 5/15/2029	7,506
13,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,981
		56,502
	Banking — 2.2%
11,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	10,210
25,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	23,398
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	19,232
17,000	Citigroup, Inc., 4.600%, 3/09/2026	16,644
17,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	16,673
17,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,106
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	6,529
10,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	9,132
9,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	8,561
23,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	21,626
19,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	18,720
10,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	9,936
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	6,997
15,000	State Street Corp., 2.400%, 1/24/2030	12,931
9,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	7,267
21,000	Westpac Banking Corp., 2.350%, 2/19/2025	20,461
		222,423

Principal Amount	Description	Value (†)
	Brokerage — 0.3%
$22,000	BlackRock, Inc., 2.400%, 4/30/2030	$18,873
26,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	16,559
		35,432
	Building Materials — 0.3%
10,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	8,891
22,000	Owens Corning, 3.950%, 8/15/2029	20,455
		29,346
	Chemicals — 0.2%
26,000	Ecolab, Inc., 2.125%, 2/01/2032	20,951
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,561
		24,512
	Consumer Products — 0.1%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,310
	Diversified Manufacturing — 0.3%
22,000	Eaton Corp., 4.150%, 3/15/2033	20,225
10,000	Emerson Electric Co., 2.000%, 12/21/2028	8,741
		28,966
	Electric — 0.8%
14,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	12,354
21,000	Entergy Corp., 0.900%, 9/15/2025	19,689
10,000	Exelon Corp., 4.050%, 4/15/2030	9,229
22,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	18,262
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,497
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,809
17,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	16,342
		86,182
	Environmental — 0.2%
12,000	Republic Services, Inc., 1.450%, 2/15/2031	9,340
9,000	Waste Management, Inc., 2.950%, 6/01/2041	6,409
		15,749
	Finance Companies — 0.2%
12,000	Ares Capital Corp., 3.250%, 7/15/2025	11,572
12,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	10,770
		22,342
	Food & Beverage — 0.7%
21,000	Coca-Cola Co., 1.450%, 6/01/2027	18,902
21,000	General Mills, Inc., 4.000%, 4/17/2025	20,672
11,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,528
22,000	PepsiCo, Inc., 2.750%, 3/19/2030	19,342
		68,444
	Government Owned - No Guarantee — 0.4%
12,000	Equinor ASA, 3.625%, 4/06/2040	9,568
25,000	Federal National Mortgage Association, 6.625%, 11/15/2030	27,491
		37,059
	Health Care REITs — 0.1%
10,000	Welltower OP LLC, 2.800%, 6/01/2031	8,364
	Health Insurance — 0.3%
17,000	Elevance Health, Inc., 4.101%, 3/01/2028	16,278
16,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	16,459
		32,737
	Healthcare — 0.4%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,676
5,000	CVS Health Corp., 4.300%, 3/25/2028	4,798
9,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	8,837
Principal Amount	Description	Value (†)
	Healthcare — continued
$7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$6,606
12,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	10,389
		37,306
	Integrated Energy — 0.4%
25,000	Exxon Mobil Corp., 2.992%, 3/19/2025	24,486
18,000	Shell International Finance BV, 6.375%, 12/15/2038	19,453
		43,939
	Life Insurance — 0.2%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,055
10,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,917
11,000	MetLife, Inc., 5.375%, 7/15/2033	10,919
		22,891
	Media Entertainment — 0.1%
11,000	Netflix, Inc., 3.625%, 6/15/2025(b)	10,757
	Metals & Mining — 0.1%
11,000	Nucor Corp., 3.125%, 4/01/2032	9,386
	Mortgage Related — 5.1%
11,876	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	8,980
52,359	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	41,559
72,832	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	60,232
41,003	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2049 to 2052(c)	35,416
6,433	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	5,759
91,473	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	69,409
71,925	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(c)	57,285
67,606	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	56,582
40,055	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	34,662
44,709	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	40,053
40,673	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2053(c)	37,526
17,681	Government National Mortgage Association, 3.000%, 6/20/2052	15,045
9,748	Government National Mortgage Association, 4.000%, 8/20/2053	8,836
8,791	Government National Mortgage Association, 5.000%, 7/20/2053	8,417
47,630	Government National Mortgage Association, 5.500%, 4/20/2053	46,740
		526,501
	Office REITs — 0.3%
25,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	24,126
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,405
		31,531
	Oil Field Services — 0.2%
10,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	9,332
10,000	Schlumberger Investment SA, 4.850%, 5/15/2033	9,675
		19,007
	Other REITs — 0.1%
13,000	Prologis LP, 1.250%, 10/15/2030	10,114
	Pharmaceuticals — 0.5%
25,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	20,649
9,000	Biogen, Inc., 2.250%, 5/01/2030	7,432

Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$14,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	$12,835
9,000	Merck & Co., Inc., 1.450%, 6/24/2030	7,252
8,000	Viatris, Inc., 3.850%, 6/22/2040	5,650
		53,818
	Property & Casualty Insurance — 0.2%
7,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,066
14,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	11,636
		17,702
	Railroads — 0.2%
20,000	CSX Corp., 2.600%, 11/01/2026	18,765
	Restaurants — 0.1%
18,000	Starbucks Corp., 2.250%, 3/12/2030	15,197
	Retail REITs — 0.2%
8,000	Realty Income Corp., 2.700%, 2/15/2032	6,488
10,000	Realty Income Corp., 3.400%, 1/15/2028	9,316
		15,804
	Retailers — 0.4%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,881
24,000	TJX Cos., Inc., 1.150%, 5/15/2028	20,536
11,000	Walmart, Inc., 4.100%, 4/15/2033	10,281
		37,698
	Technology — 1.1%
17,000	Apple, Inc., 2.500%, 2/09/2025	16,634
6,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	4,656
12,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	10,959
12,000	Intel Corp., 2.450%, 11/15/2029	10,365
17,000	International Business Machines Corp., 4.000%, 6/20/2042	13,542
12,000	NVIDIA Corp., 2.850%, 4/01/2030	10,642
20,000	Oracle Corp., 2.950%, 5/15/2025	19,450
22,000	QUALCOMM, Inc., 1.650%, 5/20/2032	16,825
10,000	Texas Instruments, Inc., 4.900%, 3/14/2033	9,782
		112,855
	Treasuries — 2.3%
30,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	14,172
22,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	15,331
51,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	36,889
72,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	53,944
29,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	21,250
43,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	31,356
16,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	14,943
55,000	U.S. Treasury Notes, 0.375%, 11/30/2025	51,056
		238,941
	Utility Other — 0.1%
11,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,471
	Wireless — 0.2%
17,000	Vodafone Group PLC, 6.150%, 2/27/2037	17,356
	Wirelines — 0.1%
10,000	AT&T, Inc., 3.650%, 6/01/2051	6,886
	Total Bonds and Notes (Identified Cost $2,127,970)	1,937,089

Shares	Description	Value (†)
Exchange-Traded Funds — 4.9%
6,526	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $495,649)	$504,786

Mutual Funds — 7.3%
18,502	WCM Focused Emerging Markets Fund, Institutional Class	251,818
20,749	WCM Focused International Growth Fund, Institutional Class	496,730
	Total Mutual Funds (Identified Cost $785,181)	748,548

Affiliated Mutual Funds — 30.9%
80,305	Loomis Sayles Inflation Protected Securities Fund, Class N	757,277
86,180	Loomis Sayles Limited Term Government and Agency Fund, Class N	917,819
117,182	Mirova Global Green Bond Fund, Class N	981,981
41,709	Mirova International Sustainable Equity Fund, Class N	505,929
	Total Affiliated Mutual Funds (Identified Cost $3,396,742)	3,163,006

Principal Amount
Short-Term Investments — 3.4%
$346,984	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $347,018 on 5/01/2024 collateralized by $355,200 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $355,065 including accrued interest(d) (Identified Cost $346,984)	346,984
	Total Investments — 100.4% (Identified Cost $10,409,736)	10,265,757
	Other assets less liabilities — (0.4)%	(45,330)
	Net Assets — 100.0%	$10,220,427

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $32,901 or
0.3% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$793,683	$49,406	$66,959	$(1,520)	$(17,333)	$757,277	80,305	$2,185
Loomis Sayles Limited Term Government and Agency Fund, Class N	957,838	63,102	89,072	(261)	(13,788)	917,819	86,180	12,891

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$1,031,368	$57,174	$93,572	$2,687	$(15,676)	$981,981	117,182	$ —
Mirova International Sustainable Equity Fund, Class N	535,849	22,766	65,798	9,130	3,982	505,929	41,709	167
	$3,318,738	$192,448	$315,401	$10,036	$(42,815)	$3,163,006	325,376	$15,243

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,565,344	$ —	$ —	$3,565,344
Bonds and Notes(a)	—	1,937,089	—	1,937,089
Exchange-Traded Funds	504,786	—	—	504,786
Mutual Funds	748,548	—	—	748,548
Affiliated Mutual Funds	3,163,006	—	—	3,163,006
Short-Term Investments	—	346,984	—	346,984
Total Investments	$7,981,684	$2,284,073	$—	$10,265,757

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Equity	52.0%
Fixed Income	45.0
Short-Term Investments	3.4
Total Investments	100.4
Other assets less liabilities	(0.4)
Net Assets	100.0%